SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Property and Equipment, net	Depreciation is calculated by the straight-line method over the estimated useful lives of the assets below:

	Years
Computers and software	3	—	7
Furniture and fixtures	5
Machinery and equipment	4	—	7
Vehicles	7
Demonstration vehicles	2
Leasehold improvements	Shorter of the term of the lease or useful life
Property and equipment, net at December 31, 2024 and 2023, respectively, consists of:

	December 31, 2024	December 31, 2023
Computers and software	$4,208	$3,823
Furniture and fixtures	1,291	1,291
Machinery and equipment	14,011	13,985
Vehicles	173	173
Demonstration vehicles	800	—
Leasehold improvements	1,308	1,308
Construction in progress (1)	7,123	217
	$28,914	$20,797
Less - accumulated depreciation and amortization	(6,804)	(3,698)
Total	$22,110	$17,099

(1)     Construction in progress as of December 31, 2024 consisted of capitalized costs of production tooling, machinery and equipment related to the UK Launch Factory located in Coventry, United Kingdom and assembly facility located in the United States. For the year ended December 31, 2023, the amount of construction in progress consisted of capitalized costs related to production tooling at the UK Launch Factory located in Coventry, United Kingdom.